Debt	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
DEBT

As of September 30, 2017 and December 31, 2016, our debt consisted of the following (in millions):

	September 30,	December 31,
	2017	2016
Long-term debt:
SPL
5.625% Senior Secured Notes due 2021 (“2021 SPL Senior Notes”), net of unamortized premium of $6 and $7	$2,006	$2,007
6.25% Senior Secured Notes due 2022 (“2022 SPL Senior Notes”)	1,000	1,000
5.625% Senior Secured Notes due 2023 (“2023 SPL Senior Notes”), net of unamortized premium of $5 and $6	1,505	1,506
5.75% Senior Secured Notes due 2024 (“2024 SPL Senior Notes”)	2,000	2,000
5.625% Senior Secured Notes due 2025 (“2025 SPL Senior Notes”)	2,000	2,000
5.875% Senior Secured Notes due 2026 (“2026 SPL Senior Notes”)	1,500	1,500
5.00% Senior Secured Notes due 2027 (“2027 SPL Senior Notes”)	1,500	1,500
4.200% Senior Secured Notes due 2028 (“2028 SPL Senior Notes”), net of unamortized discount of $1 and zero	1,349	—
5.00% Senior Secured Notes due 2037 (“2037 SPL Senior Notes”)	800	—
2015 SPL Credit Facilities	—	314
Cheniere Partners
5.250% Senior Notes due 2025 (“2025 CQP Senior Notes”)	1,500	—
2016 CQP Credit Facilities	1,090	2,560
Unamortized debt issuance costs	(210)	(178)
Total long-term debt, net	16,040	14,209

Current debt:
$1.2 billion SPL Working Capital Facility (“SPL Working Capital Facility”)	—	224

Total debt, net	$16,040	$14,433

2017 Debt Issuances and Redemptions

SPL Senior Notes

In February 2017, SPL issued an aggregate principal amount of $800 million of the 2037 SPL Senior Notes on a private placement basis in reliance on the exemption from registration provided for under Section 4(a)(2) of the Securities Act of 1933, as amended. In March 2017, SPL issued an aggregate principal amount of $1.35 billion, before discount, of the 2028 SPL Senior Notes. Net proceeds of the offerings of the 2037 SPL Senior Notes and the 2028 SPL Senior Notes were $789 million and $1.33 billion, respectively, after deducting the initial purchasers’ commissions (for the 2028 SPL Senior Notes) and estimated fees and expenses. The net proceeds of the 2037 SPL Senior Notes, after provisioning for incremental interest required during construction, were used to repay the then outstanding borrowings of $369 million under the 2015 SPL Credit Facilities and, along with the net proceeds of the 2028 SPL Senior Notes, the remainder is being used to pay a portion of the capital costs in connection with the construction of Trains 1 through 5 of the Liquefaction Project in lieu of the terminated portion of the commitments under the 2015 SPL Credit Facilities.

In connection with the issuance of the 2037 SPL Senior Notes and the 2028 SPL Senior Notes, SPL terminated the remaining available balance of $1.6 billion under the 2015 SPL Credit Facilities, resulting in a write-off of debt issuance costs associated with the 2015 SPL Credit Facilities of $42 million during the nine months ended September 30, 2017.

The 2037 SPL Senior Notes and the 2028 SPL Senior Notes accrue interest at fixed rates of 5.00% and 4.200%, respectively, and interest is payable semi-annually in arrears. The 2037 SPL Senior Notes are governed by an indenture which contains customary terms and events of default and certain covenants that, among other things, limit SPL’s ability and the ability of SPL’s restricted subsidiaries to incur additional indebtedness or issue preferred stock, make certain investments or pay dividends or distributions on capital stock or subordinated indebtedness or purchase, redeem or retire capital stock, sell or transfer assets, including capital stock of SPL’s restricted subsidiaries, restrict dividends or other payments by restricted subsidiaries, incur liens, enter into transactions with affiliates, dissolve, liquidate, consolidate, merge, sell or lease all or substantially all of SPL’s assets and enter into certain LNG sales contracts. The 2028 SPL Senior Notes are governed by the same common indenture as the senior notes of SPL other than the 2037 SPL Senior Notes, which also contains customary terms and events of default, covenants and redemption terms.

At any time prior to six months before the respective dates of maturity of the 2037 SPL Senior Notes and the 2028 SPL Senior Notes, SPL may redeem all or part of such notes at a redemption price equal to the “optional redemption” price for the 2037 SPL Senior Notes or the “make-whole” price for the 2028 SPL Senior Notes, as set forth in the respective indentures governing the notes, plus accrued and unpaid interest, if any, to the date of redemption. SPL may also, at any time within six months of the respective maturity dates for the 2037 SPL Senior Notes and the 2028 SPL Senior Notes, redeem all or part of such notes at a redemption price equal to 100% of the principal amount of such notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.

2025 CQP Senior Notes

In September 2017, we issued an aggregate principal amount of $1.5 billion of the 2025 CQP Senior Notes, which are jointly and severally guaranteed by each of our subsidiaries other than SPL and, subject to certain conditions governing the release of its guarantee, Sabine Pass LNG-LP, LLC (the “CQP Guarantors”). Net proceeds of the offering of approximately $1.5 billion, after deducting the initial purchasers’ commissions and estimated fees and expenses, were used to prepay a portion of the outstanding indebtedness under the 2016 CQP Credit Facilities, resulting in a write-off of debt issuance costs associated with the 2016 CQP Credit Facilities of $25 million during the nine months ended September 30, 2017.

Borrowings under the 2025 CQP Senior Notes accrue interest at a fixed rate of 5.250%, and interest on the 2025 CQP Senior Notes is payable semi-annually in arrears. The 2025 CQP Senior Notes are governed by an indenture (the “CQP Indenture”), which contains customary terms and events of default and certain covenants that, among other things, limit our ability and the ability of the CQP Guarantors to incur liens and sell assets, enter into transactions with affiliates, enter into sale-leaseback transactions and consolidate, merge or sell, lease or otherwise dispose of all or substantially all of the applicable entity’s properties or assets.

At any time prior to October 1, 2020, we may redeem all or a part of the 2025 CQP Senior Notes at a redemption price equal to 100% of the aggregate principal amount of the 2025 CQP Senior Notes redeemed, plus the “applicable premium” set forth in the CQP Indenture, plus accrued and unpaid interest, if any, to the date of redemption. In addition, at any time prior to October 1, 2020, we may redeem up to 35% of the aggregate principal amount of the 2025 CQP Senior Notes with an amount of cash not greater than the net cash proceeds from certain equity offerings at a redemption price equal to 105.250% of the aggregate principal amount of the 2025 CQP Senior Notes redeemed, plus accrued and unpaid interest, if any, to the date of redemption. We also may at any time on or after October 1, 2020 through the maturity date of October 1, 2025, redeem the 2025 CQP Senior Notes, in whole or in part, at the redemption prices set forth in the CQP Indenture.

The 2025 CQP Senior Notes are our senior obligations, ranking equally in right of payment with our other existing and future unsubordinated debt and senior to any of our future subordinated debt. The 2025 CQP Senior Notes will be secured alongside the 2016 CQP Credit Facilities on a first-priority basis (subject to permitted encumbrances) with liens on (1) substantially all the existing and future tangible and intangible assets and our rights and the rights of the CQP Guarantors and equity interests in the CQP Guarantors (except, in each case, for certain excluded properties set forth in the 2016 CQP Credit Facilities) and (2) substantially all of the real property of SPLNG (except for excluded properties referenced in the 2016 CQP Credit Facilities). Upon the release of the liens securing the 2025 CQP Senior Notes, the limitation on liens covenant under the CQP Indenture will continue to govern the incurrence of liens by us and the CQP Guarantors.

In connection with the closing of the sale of the 2025 CQP Senior Notes, we and the CQP Guarantors entered into a registration rights agreement (the “CQP Registration Rights Agreement”). Under the CQP Registration Rights Agreement, we and the CQP Guarantors have agreed to use commercially reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to exchange any and all of the 2025 CQP Senior Notes for a like aggregate principal amount of our debt securities with terms identical in all material respects to the 2025 CQP Senior Notes sought to be exchanged (other than with respect to restrictions on transfer or to any increase in annual interest rate), within 360 days after September 18, 2017. Under specified circumstances, we and the CQP Guarantors have also agreed to use commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the 2025 CQP Senior Notes. We will be obligated to pay additional interest on the 2025 CQP Senior Notes if we fail to comply with our obligation to register the 2025 CQP Senior Notes within the specified time period.

Credit Facilities

Below is a summary (in millions) of our credit facilities outstanding as of September 30, 2017:

	SPL Working Capital Facility	2016 CQP Credit Facilities
Original facility size	$1,200	$2,800
Outstanding balance	—	1,090
Commitments prepaid or terminated	—	1,470
Letters of credit issued	721	50
Available commitment	$479	$190

Interest rate	LIBOR plus 1.75% or base rate plus 0.75%	LIBOR plus 2.25% or base rate plus 1.25% (1)
Maturity date	December 31, 2020, with various terms for underlying loans	February 25, 2020, with principals due quarterly commencing on February 19, 2019

(1)	There is a 0.50% step-up for both LIBOR and base rate loans beginning on February 25, 2019.

Interest Expense

Total interest expense consisted of the following (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Total interest cost	$227	$221	$662	$619
Capitalized interest	(74)	(107)	(225)	(390)
Total interest expense, net	$153	$114	$437	$229

Fair Value Disclosures

The following table (in millions) shows the carrying amount and estimated fair value of our debt:

	September 30, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes, net of premium or discount (1)	$14,360	$15,556	$11,513	$12,309
2037 SPL Senior Notes (2)	800	844	—	—
Credit facilities (3)	1,090	1,090	3,098	3,098

(1)
Includes 2021 SPL Senior Notes, 2022 SPL Senior Notes, 2023 SPL Senior Notes, 2024 SPL Senior Notes, 2025 SPL Senior Notes, 2026 SPL Senior Notes, 2027 SPL Senior Notes, 2028 SPL Senior Notes and 2025 CQP Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.

(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including our stock price and interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)
Includes 2015 SPL Credit Facilities, SPL Working Capital Facility and 2016 CQP Credit Facilities. The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.